EMPOWER FUNDS, INC.
EMPOWER LARGE CAP GROWTH FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 0.35%
59,851	Freeport-McMoRan Inc	$ 2,231,844
7,296	Sherwin-Williams Co	1,860,845
		4,092,689
Communications — 25.50%
18,126	Airbnb Inc Class A(a)	2,487,068
625,695	Alphabet Inc Class C(a)	82,497,886
611,841	Amazon.com Inc(a)	77,777,229
4,039	Booking Holdings Inc(a)	12,456,074
69,353	CDW Corp	13,992,661
18,686	FactSet Research Systems Inc	8,170,640
6,947	MercadoLibre Inc(a)	8,807,962
95,594	Meta Platforms Inc Class A(a)	28,698,275
53,963	Motorola Solutions Inc	14,690,887
37,929	Netflix Inc(a)	14,321,990
131,800	Shopify Inc Class A(a)	7,192,326
12,373	Spotify Technology SA(a)	1,913,361
60,371	Trade Desk Inc Class A(a)	4,717,994
384,901	Uber Technologies Inc(a)	17,701,597
75,377	Walt Disney Co(a)	6,109,306
		301,535,256
Consumer, Cyclical — 8.39%
2,615	AutoZone Inc(a)	6,642,074
2,942	Chipotle Mexican Grill Inc(a)	5,389,244
143,818	Copart Inc(a)	6,197,118
19,966	Hilton Worldwide Holdings Inc	2,998,494
46,042	Lowe's Cos Inc	9,569,369
37,571	Marriott International Inc Class A	7,384,955
15,496	O'Reilly Automotive Inc(a)	14,083,694
112,522	Ross Stores Inc	12,709,360
42,715	Starbucks Corp	3,898,598
66,503	Tesla Inc(a)	16,640,380
154,178	TJX Cos Inc	13,703,341
		99,216,627
Consumer, Non-Cyclical — 16.74%
27,004	AbbVie Inc	4,025,216
18,691	Align Technology Inc(a)	5,706,736
6,868	Alnylam Pharmaceuticals Inc(a)	1,216,323
5,100	Block Inc(a)	225,726
95,791	Colgate-Palmolive Co	6,811,698
58,894	Danaher Corp	14,611,601
107,594	Edwards Lifesciences Corp(a)	7,454,112
86,288	Eli Lilly & Co	46,347,874
6,775	Estee Lauder Cos Inc Class A	979,326
81,822	Exact Sciences Corp(a)	5,581,897
23,096	HCA Healthcare Inc	5,681,154
57,430	Intuitive Surgical Inc(a)	16,786,215
18,982	McKesson Corp	8,254,323
8,476	Moderna Inc(a)	875,486
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
136,384	Monster Beverage Corp(a)	$ 7,221,533
12,702	PayPal Holdings Inc(a)	742,559
108,995	PepsiCo Inc	18,468,113
17,086	Regeneron Pharmaceuticals Inc(a)	14,061,095
13,817	Sarepta Therapeutics Inc(a)	1,674,897
6,516	Seagen Inc(a)	1,382,369
37,839	Thermo Fisher Scientific Inc	19,152,966
45,489	Verisk Analytics Inc	10,746,321
		198,007,540
Energy — 2.46%
18,453	Cheniere Energy Inc	3,062,460
33,794	ConocoPhillips	4,048,521
38,830	First Solar Inc(a)	6,274,540
269,821	Schlumberger NV	15,730,564
		29,116,085
Financial — 8.80%
41,601	Blackstone Inc	4,457,131
14,822	Charles Schwab Corp	813,728
128,503	Intercontinental Exchange Inc	14,137,900
116,571	Mastercard Inc Class A	46,151,624
41,241	Morgan Stanley	3,368,153
125,477	Progressive Corp	17,478,946
76,811	Visa Inc Class A	17,667,298
		104,074,780
Industrial — 5.68%
274,960	Amphenol Corp Class A	23,093,891
11,453	Deere & Co	4,322,133
71,543	Eaton Corp PLC	15,258,691
28,947	Illinois Tool Works Inc	6,666,784
25,527	Rockwell Automation Inc	7,297,403
24,249	Trane Technologies PLC	4,920,365
6,679	TransDigm Group Inc(a)	5,631,265
		67,190,532
Technology — 30.03%
56,429	Adobe Inc(a)	28,773,147
135,564	Advanced Micro Devices Inc(a)	13,938,691
314,269	Apple Inc	53,805,995
6,106	ASML Holding NV	3,594,358
14,333	Broadcom Inc	11,904,704
43,336	Cognizant Technology Solutions Corp Class A	2,935,581
45,920	Electronic Arts Inc	5,528,768
7,581	HubSpot Inc(a)	3,733,643
41,849	Intuit Inc	21,382,328
6,873	Lam Research Corp	4,307,790
72,690	Microchip Technology Inc	5,673,454
326,439	Microsoft Corp	103,073,116
6,678	MongoDB Inc(a)	2,309,653
2,044	MSCI Inc	1,048,735

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER LARGE CAP GROWTH FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Shares		Fair Value
Technology — (continued)
83,433	NVIDIA Corp	$ 36,292,520
96,322	Oracle Corp	10,202,426
133,700	QUALCOMM Inc	14,848,722
108,813	Salesforce Inc(a)	22,065,100
14,934	Synopsys Inc(a)	6,854,258
13,598	Workday Inc Class A(a)	2,921,530
		355,194,519
TOTAL COMMON STOCK — 97.95% (Cost $964,179,031)		$1,158,428,028
TOTAL INVESTMENTS — 97.95% (Cost $964,179,031)		$1,158,428,028
OTHER ASSETS & LIABILITIES, NET — 2.05%		$24,200,782
TOTAL NET ASSETS — 100.00%		$1,182,628,810
(a)	Non-income producing security.
See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER LARGE CAP GROWTH FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser,  Empower Capital Management, LLC (ECM or the Adviser), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the 1940 Act, the Board of Directors approved the Adviser as the Fund’s valuation designee to make all fair value determinations with respect to the Fund’s investments, subject to oversight by the Board of Directors.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

September 29, 2023

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 29, 2023, 100% of the Fund’s investments are valued using Level 1 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.

September 29, 2023